Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	117 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000001504 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	4.16%	1.11%		2.23%
C000000699 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	0.84%	0.29%		1.72%
C000000700 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(1.46%)	(1.41%)		1.34%
C000171394 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	3.14%	(0.34%)	1.68%
C000001507 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	3.02%	(0.35%)		1.98%
C000001512 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	3.62%	1.44%		1.91%
C000000702 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	0.93%	0.74%		1.45%
C000000703 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(1.62%)	(0.46%)		2.62%
C000171395 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	2.98%	0.63%	2.91%
C000001515 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	2.87%	0.60%		3.26%
C000122986 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	2.55%	2.27%		3.17%
C000122984 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(0.31%)	1.55%		2.71%
C000149455 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(0.23%)	0.00%		2.63%
C000149457 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	3.00%	0.81%		3.14%
Without Sales Load [Member] | C000137699 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	3.11%	0.11%		1.37%
Without Sales Load [Member] | C000000699 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	3.96%	0.91%		2.03%
Without Sales Load [Member] | C000000700 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	2.89%	(0.56%)		1.78%
Without Sales Load [Member] | C000137700 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	2.08%	(1.35%)		1.12%
Without Sales Load [Member] | C000137701 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	2.69%	0.45%		1.07%
Without Sales Load [Member] | C000000702 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	3.53%	1.25%		1.71%
Without Sales Load [Member] | C000000703 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	2.72%	0.40%		3.06%
Without Sales Load [Member] | C000137702 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	1.96%	(0.40%)		2.40%
Without Sales Load [Member] | C000137704 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	1.51%	1.26%		2.32%
Without Sales Load [Member] | C000122984 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	2.25%	2.07%		2.97%
Without Sales Load [Member] | C000149455 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	2.86%	0.61%		2.94%
Without Sales Load [Member] | C000149456 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	1.94%	(0.20%)		2.27%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	4.32%	1.08%	2.03%	2.25%
Lipper Intermediate Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Intermediate Municipal Debt Funds Classification Average
Average Annual Return, Percent	4.24%	1.05%		1.87%
S And P Municipal Bond Intermediate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Intermediate Index
Average Annual Return, Percent	4.71%	1.18%		2.19%
Lipper General And Insured Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper General & Insured Municipal Debt Funds Classification Average
Average Annual Return, Percent	3.75%	0.54%	1.68%	1.94%
S And P Municipal Bond Short Intermediate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Short-Intermediate Index
Average Annual Return, Percent	3.86%	1.38%		1.82%
Lipper Short Intermediate Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Short-Intermediate Municipal Debt Funds Classification Average
Average Annual Return, Percent	3.77%	1.23%		1.50%
S And P Municipal Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Yield Index
Average Annual Return, Percent	3.63%	1.69%	3.46%	3.83%
Lipper High Yield Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Municipal Debt Funds Classification Average
Average Annual Return, Percent	2.85%	0.83%	2.30%	2.64%
S And P Short Duration Municipal Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Short Duration Municipal Yield Index
Average Annual Return, Percent	3.25%	2.24%		3.38%